Offsets	Apr. 08, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-93157
Initial Filing Date	Dec. 21, 1999
Fee Offset Claimed	$ 6,583.76
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,564,046
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 28,400,991.56
Termination / Withdrawal Statement
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-31352
Initial Filing Date	Feb. 29, 2000
Fee Offset Claimed	$ 511.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	213,385
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,937,803.00
Termination / Withdrawal Statement
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-40854
Initial Filing Date	Jul. 05, 2000
Fee Offset Claimed	$ 1,467.20
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	585,777
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,557,559.00
Termination / Withdrawal Statement
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-51946
Initial Filing Date	Dec. 15, 2000
Fee Offset Claimed	$ 82.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	26,235
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 309,901.00
Termination / Withdrawal Statement
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-171606
Initial Filing Date	Jan. 07, 2011
Fee Offset Claimed	$ 798.32
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	380,106
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,876,117.54
Termination / Withdrawal Statement
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-93157
Filing Date	Dec. 21, 1999
Fee Paid with Fee Offset Source	$ 6,583.76
Offset Note
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-31352
Filing Date	Feb. 29, 2000
Fee Paid with Fee Offset Source	$ 511.58
Offset Note
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-40854
Filing Date	Jul. 05, 2000
Fee Paid with Fee Offset Source	$ 1,467.20
Offset Note
Offset: 9
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-51946
Filing Date	Dec. 15, 2000
Fee Paid with Fee Offset Source	$ 82.00
Offset Note
Offset: 10
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Marriott Corporation
Form or Filing Type	S-3
File Number	333-171606
Filing Date	Jan. 07, 2011
Fee Paid with Fee Offset Source	$ 798.32
Offset Note